Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	Basic and diluted net loss per share for each of the year presented were calculated as follows:
	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Ucommune International Ltd’s shareholders	(229,269)	(38,419)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share*	4,373,728	5,326,589
Basic and diluted net loss per share*	(52.42)	(7.21)
*	During the six months ended June 30, 2022 and 2023, the Group has nil and 1,873,822 ordinary shares issuable upon the vest of restricted shares as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.